Operating Expenses	12 Months Ended
Dec. 31, 2020
Disclosure of Operating Expenses [Abstract]
OPERATING EXPENSES

6. OPERATING EXPENSES

Years ended December 31,	2020	2019	2018
Compensation and employee benefits(a)	$89,882	$87,943	$98,350
Other operating expenses(b)	57,622	40,332	45,596
Cost of sales(c)	33,370	37,224	41,881
Operating expenses	$180,874	$165,499	$185,827

(a)	Compensation and employee benefits included salaries, bonuses, commissions, post-employment benefits and charges arising from share-based compensation.

(b)	Other operating expenses included general and administrative expenses, marketing expenses, in-orbit insurance expenses, professional fees and facility costs. The balance for the year ended December 31, 2020 included $1.9 million of leases not capitalized due to exemptions and variable lease payments not included in the measurement of the leases liabilities (December 31, 2019 - $1.7 million).

(c)	Cost of sales included the cost of third-party satellite capacity, the cost of equipment sales and other costs directly attributable to fulfilling the Company’s obligations under customer contracts.